Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	September 30, 2024
	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in trust account	$12,895,117	$—	$—
Liabilities:
Public Warrants	$920,000	$—	$—
Private Placement Warrants	$—	$936,000	$—

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in trust account	$44,709,805	$—	$—
Liabilities:
Public Warrants	$287,500	$—	$—
Private Placement Warrants	$—	$293,000	$—

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$44,709,805	$—	$—
Liabilities
Public Warrants	$287,500	$—	$—
Private Placement Warrants	$—	$293,000	$—

	December 31, 2022
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$237,984,513	$—	$—
Liabilities
Public Warrants	$261,050	$—	$—
Private Placement Warrants	$—	$266,000	$—

Schedule of changes in fair value of warrant liabilities

	For the Three and Nine Months Ended September 30, 2024
		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities as of December 31, 2023	$287,500	$293,000	$580,500
Change in fair value	(221,950)	(226,000)	(447,950)
Derivative warrant liabilities as of March 31, 2024	65,550	67,000	132,550
Change in fair value	164,450	167,000	331,450
Derivative warrant liabilities as of June 30, 2024	230,000	234,000	464,000
Change in fair value	690,000	702,000	1,392,000
Derivative warrant liabilities as of September 30, 2024	$920,000	$936,000	$1,856,000

	For the Three and Nine Months Ended September 30, 2023
		Private		Share
	Public	Placement	Warrant	Redemptions
	Warrants	Warrants	Liability	Payable
Derivative warrant liabilities as of December 31, 2022	$261,050	$266,000	$527,050	$—
Change in fair value	269,100	273,000	542,100	—
Derivative warrant liabilities as of March 31, 2023	530,150	539,000	1,069,150	—
Establishment of share repurchase liability	—	—	—	197,694,657
Change in fair value	(70,150)	(71,000)	(141,150)	—
Derivative warrant liabilities as of June 30, 2023	460,000	468,000	928,000	197,694,657
Share repurchase payment	—	—	—	(197,694,657)
Change in fair value	161,000	164,000	325,000	—
Derivative warrant liabilities as of September 30, 2023	$621,000	$632,000	$1,253,000	$—

		Private		Share
	Public	Placement	Warrant	Redemptions
	Warrants	Warrants	Liability	Payable
Derivative warrant liabilities as of December 31,2021	$8,521,000	$8,695,000	$17,216,000	$—
Change in fair value	(8,259,950)	(8,429,000)	(16,688,950)	—
Derivative warrant liabilities as of December 31, 2022	261,050	266,000	527,050	—
Establishment of share repurchase liability	—	—	—	197,694,657
Share repurchase payment	—	—	—	(197,694,657)
Change in fair value	26,450	27,000	53,450	—
Derivative warrant liabilities as of December 31, 2023	$287,500	$293,000	$580,500	$—

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	September 30,
Inputs:	2024	2023
Common stock price	$11.00	$10.56
Exercise price	$11.50	$11.50
Risk-free rate of interest	3.56%	4.55%
Volatility	0.00%	0.00%
Term	5.21	5.25
Warrant to buy one share	$0.08	$0.05
Dividend yield	0.00%	0.00%

	December 31,
Inputs:	2023	2022
Common stock price	$10.64	$10.18
Exercise price	$11.50	$11.50
Risk-free rate of interest	3.81%	3.95%
Volatility	0.00%	0.00%
Term	5.21	5.25
Warrant to buy one share (adjusted for the probability of dissolution)	$0.03	$0.02
Dividend yield	0.00%	0.00%

Schedule of quantitative information regarding Level 3 fair value measurements inputs date

	June 9,	September 30,	October 11,	November 14,	December 13,	January 12,	February 12,
Inputs:	2023	2023	2023	2023	2023	2024	2024
Common stock price	$10.54	$10.56	$10.57	$10.60	$10.62	$10.65	$10.73
Estimated probability of an Initial Business Combination	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Estimated volatility	76.56%	65.96%	64.90%	63.91%	65.52%	66.02%	64.40%
Risk-free rate	5.10%	5.39%	5.31%	5.17%	4.88%	4.60%	4.88%
Time to expiration	1.00	1.00	1.00	1.00	1.00	1.00	1.00

	June 9,	September 30,	October 11,	November 14,	December 13,
Inputs:	2023	2023	2023	2023	2023
Common stock price	$10.54	$10.56	$10.57	$10.60	$10.62
Estimated probability of an Initial Business Combination	10.00%	10.00%	10.00%	10.00%	10.00%
Estimated volatility	76.56%	65.96%	64.90%	63.91%	65.52%
Risk-free rate	5.10%	5.39%	5.31%	5.17%	4.88%
Time to expiration	1.00	1.00	1.00	1.00	1.00